Consolidated Statements of Comprehensive Income (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax recovery	CAD 0	CAD 0
Change in fair value of cash flow hedge, tax expense	18,109	12,010
Change in pension and other post-employment benefit, tax expense	CAD 1,433	CAD 4,923